Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables	$ 3,779	$ 2,126
Value added taxes receivable	2,751	1,638
Other receivables	101	238
Trade and other receivables	$ 6,631	$ 4,002